Disposals of subsidiaries - Yantai Pengai (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019	Dec. 31, 2017
Net assets disposed of:
Property, plant and equipment.	¥ 519,323,000	¥ 235,028,000		¥ 210,286,000
Deferred income tax assets	19,900,000	12,254,000		11,922,000
Inventories	26,120,000	21,143,000
Other receivables, deposits and prepayments	71,278,000	89,480,000
Cash and cash equivalents	154,490,000	101,886,000		105,345,000
Income tax payable	(19,942,000)	(13,611,000)
Deferred income tax liabilities	(12,829,000)	(1,971,000)		(2,648,000)
Trade payables	(17,017,000)	(14,356,000)
Accruals, other payables and provisions	(58,439,000)	(57,992,000)
Contract liabilities	(5,542,000)	(5,996,000)		¥ (5,091,000)
Lease liabilities	(201,881,000)		¥ (133,107,000)
Noncontrolling interests	(43,117,000)	(29,054,000)
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash received		3,200,000
Cash and cash equivalents disposed of		(2,273,000)
Net cash inflow in respect of disposal of subsidiary		¥ 927,000
Yantai Pengai
Net assets disposed of:
Property, plant and equipment.	10,540,000
Goodwill	367,000
Inventories	157,000
Trade and other receivables	5,891,000
Cash and cash equivalents	241,000
Income tax payable	(271,000)
Trade payables and other payables	(1,834,000)
Accruals, other payables and provisions	(4,683,000)
Contract liabilities	(133,000)
Lease liabilities	(8,079,000)
Noncontrolling interests	(609,000)
Net assets of subsidiary	1,587,000
Gain on disposal of subsidiary	3,301,000
Cash consideration	4,888,000
Analysis of the net outflow of cash and cash equivalents in respect of the disposal of subsidiary
Cash received	3,160,000
Cash and cash equivalents disposed of	(241,000)
Net cash inflow in respect of disposal of subsidiary	2,919,000
Consideration receivable balance	¥ 728,000